Subsequent events (Details) - EUR (€) € in Millions				1 Months Ended
	Nov. 07, 2023	Oct. 31, 2023	Oct. 20, 2023	Jun. 30, 2023
Hybrid bonds
Statements
Repayments of bonds, notes and debentures				€ 1,562
Notional amount of bonds repurchased				€ 2,000
Disposal of Vodafone Spain | Zegona | Vodafone Holdings Europe S.L.U. (Vodafone Spain) [Member]
Statements
Percentage of ownership interests agreed to sell		100.00%
Disposal of Vodafone Spain | Zegona | Vodafone Holdings Europe S.L.U. (Vodafone Spain) [Member] | If transaction goes through
Statements
Minimum cash consideration on disposal of subsidiary		€ 4,100
Maximum stock consideration on disposal of subsidiary		€ 900
Period for redemption of redeemable preferred shares after closing of disposal of subsidiary		6 years
Settlement of financial liability | Minority shareholders in Kabel Deutschland Holding A.G
Statements
Payments for settlement of financial liability under put option arrangements			€ 494
Repurchase and cancellation of bonds | Hybrid bonds
Statements
Amount of capital securities agreed to repurchase and cancel	€ 438